STOCKHOLDERS EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
STOCKHOLDERS EQUITY
STOCKHOLDERS' EQUITY

NOTE 10 –STOCKHOLDERS’ EQUITY

The Company is authorized to issue 110,000,000 shares of stock with a par value of $0.001 per share, 10,000,000 shares of which are Preferred Stock.

Preferred Stock

The Board of Directors has previously designated and adopted (i) Preferred Stock in 1,000,000 shares as Series A (were previously issued and converted into Common stock during the quarter ended June 30,2021), (ii) 1,000,000 as Series B. On October 31,2022, the Board of Directors designated Preferred Stock in 1,000,000 shares as Series C, all Series having par value of $0.001 per share.

Series B Preferred stock will be issued to secure debt or equity or any combination to be acquired by the Company. The holders of Series B Preferred stock shall be entitled to be paid out of the assets of the Company a value of $20 per share of Series B Preferred stock. As of the date of these financial Statements, the Agreement has not been closed and no shares of Series B Preferred stock issued.

Series C Preferred stock shall not be converted into shares of the Common stock. Except as may be required by the Nevada Business Corporation Act, the Series C Preferred stock shall not be entitled to receive cash, stock or other property as dividends.

Common Stock

The Company has authorized 110,000,000 shares of common stock with a par value of $0.001 per share.

As of March 30, 2025, and December 31, 2024, the Company had 94,572,767 shares of Common Stock outstanding, and no shares of Preferred Stock issued and outstanding (Series A, B and C). The Board of Directors may fix and determine the relative rights and preferences of the shares of any established series.

NOTE 9 –STOCKHOLDERS’ EQUITY

The Company is authorized to issue 110,000,000 shares of stock with a par value of $0.001 per share, 10,000,000 shares of which are Preferred Stock.

Preferred Stock

The Board of Directors has previously designated and adopted (i) Preferred Stock in 1,000,000 shares as Series A (were previously issued and converted into Common stock during the quarter ended June 30,2021), (ii) 1,000,000 as Series B. On October 31,2022, the Board of Directors designated Preferred Stock in 1,000,000 shares as Series C, all Series having par value of $0.001 per share.

Series B Preferred stock will be issued to secure debt or equity or any combination to be acquired by the Company. The holders of Series B Preferred stock shall be entitled to be paid out of the assets of the Company a value of $20 per share of Series B Preferred stock. As of the date of these financial Statements, the Agreement has not been closed and no shares of Series B Preferred stock issued.

Series C Preferred stock shall not be converted into shares of the Common stock. Except as may be required by the Nevada Business Corporation Act, the Series C Preferred stock shall not be entitled to receive cash, stock or other property as dividends.

Common Stock

During the year ended December 31,2023, the Company issued common stock as follows:

●	25,000 shares issued for compensation -management of $37,500.
●	16,667 shares issued for cash of $25,000.
●	25,000 shares issued for compensation -services of $58,250.

During the year ended December 31,2024, the Company issued common stock as follows:

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On March 11,2024, the Company’s board of directors approved and authorized the transfer agent to remove the restrictive legend on 5,000.000 shares of one stockholder based on legal opinion from attorney.

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On March 27, 2024, the Company entered into a consulting agreement for corporate administration and governance purposes for a term of 12 months. The consulting fees agreed by issuance 6,000,000 shares of restricted common stock to consultant. On April 3,2024, the Company issued 6,000,000 shares of restricted common stock, valued at $2,280,000 based on market value on agreement date.

As of December 31,2024, and 2023, the Company had 94,572,767 shares and 88,572,767 shares of Common Stock outstanding, and no shares of Preferred Stock issued and outstanding (Series A, B and C). The Board of Directors may fix and determine the relative rights and preferences of the shares of any series established.

Stock payable

On June 8,2021, the Company entered into a subscription agreement with an investor for 6,667 shares of common stock at price of $1.50 per share in amount of $10,000 in cash. As of December 31,2024, and 2023, the Company did not issue 6,667 shares of common stock.

On May 5,2023, the Company entered into a subscription agreement with an investor for 40,000 shares of common stock at price of $1.50 per share in amount of $60,000 in cash. As of December 31, 2024, and 2023, the Company did not issue 40,000 shares of common stock.

NOTE 9 –STOCKHOLDERS’ EQUITY

The Company is authorized to issue 110,000,000 shares of stock with a par value of $0.001 per share, 10,000,000 shares of which are Preferred Stock.

Preferred Stock

The Board of Directors has previously designated and adopted (i) Preferred Stock in 1,000,000 shares as Series A (were previously issued and converted into Common stock during the quarter ended June 30,2021), (ii) 1,000,000 as Series B. On October 31,2022, the Board of Directors designated Preferred Stock in 1,000,000 shares as Series C, all Series having par value of $0.001 per share.

Series B Preferred stock will be issued to secure debt or equity or any combination to be acquired by the Company. The holders of Series B Preferred stock shall be entitled to be paid out of the assets of the Company a value of $20 per share of Series B Preferred stock. As of the date of these financial Statements, the Agreement has not been closed and no shares of Series B Preferred stock issued.

Series C Preferred stock shall not be converted into shares of the Common stock. Except as may be required by the Nevada Business Corporation Act, the Series C Preferred stock shall not be entitled to receive cash, stock or other property as dividends.

Common Stock

During the year ended December 31, 2022, the Company issued common stock as follows.

●	179,144 shares issued for settlement of debt of $179,144.
●	266,667 shares issued for cash of $400,000.
●	160,000 shares issued for compensation - management of $240,000.
●	145,856 shares issued for compensation - service of $218,784.

During the year ended December 31,2023, the Company issued common stock as follows:

●	25,000 shares issued for compensation -management of $37,500.
●	16,667 shares issued for cash of $25,000.
●	25,000 shares issued for compensation -services of $58,250.

As of December 31,2023, the Company had 88,579,434 Common shares outstanding, and no shares of Preferred Stock issued and outstanding (Series A, B and C). The Board of Directors may fix and determine the relative rights and preferences of the shares of any series established.

Stock payable

On May 5,2023, the Company entered into a subscription agreement with an investor for 40,000 shares of common stock at price of $1.50 per share in amount of $60,000 in cash.